Fixed Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fixed Assets [Abstract]
Depreciation expense	$ 17,648	$ 23,142	$ 44,045	$ 46,489